Artisan International Explorer Fund Performance Management - Artisan International Explorer Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	This section provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Institutional Shares has varied over time.Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.Because the Fund’s Investor Shares have not been offered for sale as of the date of this prospectus, the information provided represents the performance of the Fund’s Advisor Shares and Institutional Shares. Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of the Investor Shares will be different from the performance of Advisor Shares and Institutional Shares because the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement associated with each class will be different.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the performance of the Fund’s Institutional Shares has varied over time.
Performance Additional Market Index [Text]	The following table shows the average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended 31 December 2025. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.
Bar Chart [Heading]	Calendar Year by Year Total Returns (%)
Bar Chart Closing [Text Block]	Highest/Lowest Quarter Returns (%) During the time period shown in the bar chart.Highest Quarter14.61March 31, 2023Lowest Quarter-5.33September 30, 2023
Performance Table Heading	Average Annual Total Returns—(For Periods Ended 31 December 2025)
Performance Table Narrative	The following table shows the average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended 31 December 2025. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.The following table shows the average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended 31 December 2025. The index information is intended to permit you to compare the Fund’s performance to market performance.After-tax returns are shown only for Institutional Shares, and the after-tax returns for Advisor Shares will vary from Institutional Shares.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.For Periods Ended 31 December 2025 (%)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.
Performance Table Explanation after Tax Higher
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares, and the after-tax returns for Advisor Shares will vary from Institutional Shares.
Performance Table Closing [Text Block]	Updated performance information, including current NAV per share, may be obtained by calling 800.344.1770 or visiting www.artisanpartners.com.
Performance Availability Website Address [Text]	www.artisanpartners.com
Performance Availability Phone [Text]	800.344.1770
Investor
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	14.61%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(5.33%)
Lowest Quarterly Return, Date	Sep. 30, 2023